Fair Value Measurements	6 Months Ended
Dec. 31, 2022
Fair Value Measurements [Abstract]
Fair Value Measurements

3.      Fair Value Measurements

The following table provides a summary of all financial instruments measured at fair value:

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$33,341	$—	$—	$33,341
Total financial assets	$33,341	$—	$—	$33,341

Financial liabilities:
Unvested founder shares liability	$—	$—	$428	428
Warrant liabilities	—	—	2,362	2,362
Total financial liabilities	$—	$—	$2,790	$2,790
	As of June 30, 2022
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Convertible promissory notes and embedded warrants	$—	$—	$89,663	$89,663
Warrant liabilities	—	—	4,149	4,149
Total financial liabilities	$—	$—	$93,812	$93,812

Valuation Assumptions Related to Unvested Founder Share Liability

The fair value of the unvested founder shares liability was determined by the Company using a Monte Carlo valuation model, which requires significant estimates including the expected volatility of our common stock based on the historical volatility of comparable publicly traded companies and the risk-free rate.

The Company estimated the fair value of the unvested founder share liability using the following weighted average assumptions:

	As of December 31, 2022	As of Merger Date
Expected volatility	73.3%	76.2%
Expected term (in years)	4.7	5.0
Risk-free interest rate	3.9%	3.7%

Valuation Assumptions and Other Information Related to Convertible Promissory Notes and Embedded Warrants

The fair value of the convertible promissory notes and embedded warrants is determined based on “Level 3” inputs, due to a lack of market data over inputs such as the probability weighting of the various scenarios that can impact the settlement. The principal amount of the convertible promissory notes, embedded warrants and accrued interest is measured at fair value using the Monte Carlo valuation model. The valuation model utilized various key assumptions, such as enterprise value and management assessments of the probability of expected future events, including conversion upon next financing of private preferred stock, conversion upon a next financing in a public liquidity event, conversion upon a change in control, conversion upon maturity and default. A public liquidity event is defined as the issuance and sale of shares in an initial public offering or a deSPAC. As part of the convertible promissory notes and embedded warrants valuation at each reporting date, the Company determined that credit risk associated with the convertible notes was immaterial.

The Company elected the fair value option to account for the convertible promissory notes and embedded warrants because the Company believes it more accurately reflects the value of the debt in the financial statements. Changes in the fair value of the convertible promissory notes and embedded warrants were included in change in fair value of warrants and convertible promissory notes in the condensed consolidated statement of operations and comprehensive income (loss).

The Company estimated the fair value of the convertible promissory notes, embedded warrants and accrued interest using the following weighted average assumptions:

	As of June 30, 2022
	Next Financing – Private	Next Financing – Public	Change in Control	Maturity Date	Default
Probability of conversion	10.0%	80.0%	5.0%	5.0%	—
Expected term (in years)	0.3	0.2	0.2	0.3	—
Discount rate	16.5%	16.5%	16.5%	—%	—

The following table sets forth a summary of the difference between the carrying amount and the fair value of Level 3 convertible promissory notes and embedded warrants for which the fair value option was elected:

	As of June 30, 2022
	Carrying Amount	Amount Charged to Earnings	Fair Value
Convertible promissory notes and embedded warrants	$51,816	$37,847	$89,663
Total	$51,816	$37,847	$89,663

The Company had no outstanding convertible promissory notes and embedded warrants as of December 31, 2022.

Valuation Assumptions Related to Warrants

The fair value of the warrant liabilities are determined based on “Level 3” inputs, due to the lack of relevant observable market data over fair value inputs (volatility, stock price, risk-free rate, expected term, and dividend yield), used in the Black-Scholes-Merton model. The following table indicates the weighted-average assumptions made in estimating the fair value:

	As of December 31, 2022	As of June 30, 2022
Risk-free interest rate	4.03%	3.00%
Expected term (in years)	5.09	5.93
Expected volatility	61.74%	65.72%
Expected dividend yield	—	—
Exercise price	$10.40	$7.48

Level 3 Rollforward

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 liabilities:

	Convertible Promissory Notes and Embedded Warrants	Warrant Liabilities	Unvested Founder Shares Liability
Balance at June 30, 2021	$62,581	$1,434	$—
Issuance of convertible promissory notes	500	—	—
Change in fair value	26,909	2,768	—
Balance at December 31, 2021	$89,990	$4,202	$—

PRESTO AUTOMATION INC.
NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share and per share amounts)

	Convertible Promissory Notes and Embedded Warrants	Warrant Liabilities	Unvested Founder Shares Liability
Balance at June 30, 2022	$89,663	$4,149	$—
Reclassification of liability classified warrants to equity	—	(830)	—
Issuance of warrants	—	843	—
Recognition of warrants and unvested founder shares liabilities assumed upon Merger	—	9,388	1,588
Change in fair value	(48,271)	(11,188)	(1,160)
Conversion of warrant liabilities and convertible promissory notes	(41,392)	—	—
Balance at December 31, 2022	$—	$2,362	$428

For the Company’s investments without readily determinable fair values, the investment is adjusted if any impairments or observable price changes are identified, which is considered fair value.

The Company measures certain non-financial assets and liabilities, including property and equipment, intangible assets, and inventory, at fair value on a non-recurring basis. Fair value measurements of non-financial assets and non-financial liabilities are used primarily in the impairment analyses of property and equipment, intangible assets and inventory.